Income taxes:	12 Months Ended
Dec. 31, 2012
Income taxes:
Income taxes:

20.       Income taxes:

(a)         The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 25.0% for the twelve months ended December 31, 2012 (nine months ended December 31, 2011 — 26.5%; year ended March 31, 2011 - 28.0%) as follows:

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Loss before income taxes	$(97,036)	$(46,954)	$(41,721)

Expected income tax recovery	$24,259	$12,443	$11,682

Reduction (increase) in income taxes resulting from:
Non-deductible stock-based compensation	(3,019)	(1,642)	(1,379)
Other permanent differences	2,158	(87)	(600)
Withholding taxes	(1,187)	(500)	(303)
Change in enacted rates	(62)	(189)	24
Foreign tax rate differences, foreign exchange and other adjustments	382	552	(710)
Non-taxable income from equity investment	3,308	3,974	1,888
Change in valuation allowance	(27,577)	(13,391)	(11,023)

Income tax recovery (expense)	$(1,738)	$1,160	$(421)

(b)         The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2012	December 31, 2011

Deferred income tax assets:
Net operating loss carry forwards	$76,496	$51,240
Intangible assets	1,557	873
Property, plant and equipment	5,703	3,109
Financing and share issuance costs	3,248	5,212
Warranty liability	2,013	1,073
Deferred revenue	1,601	861
Inventory	2,300	1,972
Unrealized foreign exchange	595	1,324
Research and development	2,132	2,086
Other	3,917	1,782

Total gross deferred income tax assets	99,562	69,532
Valuation allowance	(89,033)	(61,456)

Total deferred income tax assets	10,529	8,076

Deferred income tax liabilities:
Intangible assets	8,784	6,696
Property, plant and equipment	3,297	3,878
Other	575	—
Total deferred income tax liabilities	12,656	10,574

Total net deferred income tax liabilities	$2,127	$2,498

Allocated as follows:
Current deferred income tax assets	$7,183	$15
Current deferred income tax liabilities	(65)	—
Long-term deferred income tax assets	—	933
Long-term deferred income tax liabilities	(9,245)	(3,446)
Total net deferred income tax liabilities	$(2,127)	$(2,498)

The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized.  The ultimate realization of deferred income tax assets is dependent on the generation of income during the future periods in which those temporary differences are expected to reverse.  If the evidence does not exist that all the deferred income tax assets will be fully realized, a valuation allowance has been recorded.

The following is a summary of the changes in the deferred income tax asset valuation allowance:

		Nine months
	Year ended	ended
	December 31,	December 31,
	2012	2011

Beginning balance	$61,456	$48,065
Additions	27,639	13,391
Reductions	(62)	—
Ending valuation allowance	$89,033	$61,456

(c)          The components of the Company’s income tax recovery (expense) are as follows:

	Net income (loss) before income	Income tax recovery (expense)
	taxes	Current	Deferred	Total

Year ended December 31, 2012:
Canada	$(93,688)	$(1,339)	$(53)	$(1,392)
United States	(1,589)	62	—	62
Italy	(318)	(775)	(25)	(800)
Other	(1,441)	(95)	487	392

	$(97,036)	$(2,147)	$409	$(1,738)

Nine months ended December 31, 2011:
Canada	$(45,899)	$(500)	$—	$(500)
United States	(1,862)	(95)	—	(95)
Italy	(1,342)	(388)	2,205	1,817
Other	2,149	(45)	(17)	(62)

	$(46,954)	$(1,028)	$2,188	$1,160

Year ended March 31, 2011:
Canada	$(39,219)	$(304)	$(32)	$(336)
United States	(2,121)	—	—	—
Italy	1,015	372	(457)	(85)
Other	(1,396)	—	—	—

	$(41,721)	$68	$(489)	$(421)

(d)         As at December 31, 2012, there were no uncertain tax positions that require recognition in the consolidated financial statements. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2008 to 2012 taxation years remain open to examination by the Internal Revenue Service and the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.

(e)          The Company has loss carry forwards in the various jurisdictions available to offset future taxableincome as follows:

Expiring in:	2013	2014	2015	2016	2017	2025 and later	Total

Canada	$2,717	$2,521	$—	$—	$—	$283,624	$288,862
Italy	—	—	—	—	—	4,247	4,247
United States	—	—	—	—	—	3,433	3,433
Sweden	—	—	—	—	—	4,752	4,752
Other	63	522	215	303	1,821	44	2,968

Total	$2,780	$3,043	215	$303	1,821	$296,100	$304,262